INCOME TAXES (Narrative) (Details)		1 Months Ended	12 Months Ended
		Jan. 31, 2008	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)			25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance			$ 5,535,214	$ 3,236,889
Income Tax Holiday, Description			Pursuant to PRC tax laws, certain subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from PRC Corporate Income Tax ("PRC CIT") from first operation year and a 50% PRC CIT reduction for the succeeding three years thereafter.
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent				7.50%
Preferential tax rate	[1]		(53.00%)	(24.00%)	0.00%
CHINA
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		25.00%
California Franchise Tax Board [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)				35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			8.84%
Western Region of China [Member]
INCOME TAXES
Preferential tax rate			15.00%
Minimum [Member]
INCOME TAXES
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period				$ 15,060		¥ 100,000
PRC [Member]
INCOME TAXES
Net operating loss carryforwards			$ 1,359,934
Income Tax Holiday, Description			Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity, and is 50% exempted from PRC CIT for another three years. In addition, certain solar power project entities in the western region of China enjoy preferential tax policies and are subject to a preferential tax rate of 15%.
PRC [Member] | 2021 [Member]
INCOME TAXES
Net operating loss carryforwards			$ 154,272
PRC [Member] | 2022 [Member]
INCOME TAXES
Net operating loss carryforwards			1,033,152
PRC [Member] | 2023 [Member]
INCOME TAXES
Net operating loss carryforwards			$ 172,510

[1]	Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity, and is 50% exempted from PRC CIT for another three years. In addition, certain solar power project entities in the western region of China enjoy preferential tax policies and are subject to a preferential tax rate of 15%.